Trade and Other Payables	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Trade and Other Payables

Note 12. Trade and Other Payables

	Consolidated
	30 June 2025	30 June 2024
	A$	A$
Current Liabilities
Trade and Other Payables	2,686,276	1,804,042

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2025